UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 54.1%
Consumer Discretionary 3.9%
AutoZone, Inc., 5.75%, 1/15/2015	540,000	602,576
DIRECTV Holdings LLC:
3.55%, 3/15/2015	270,000	278,147
4.75%, 10/1/2014	430,000	462,736
Discovery Communications LLC, 3.7%, 6/1/2015	290,000	303,029
Fortune Brands, Inc., 6.375%, 6/15/2014	675,000	757,443
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	310,000	315,936
JC Penney Corp., Inc., 9.0%, 8/1/2012	500,000	553,125
Macy's Retail Holdings, Inc., 6.625%, 4/1/2011	300,000	307,125
NBC Universal, Inc., 144A, 3.65%, 4/30/2015	1,000,000	1,043,322
TCM Sub LLC, 144A, 3.55%, 1/15/2015	290,000	298,824
Time Warner Cable, Inc.:
3.5%, 2/1/2015	200,000	207,868
5.4%, 7/2/2012	550,000	590,644
Time Warner, Inc., 3.15%, 7/15/2015	135,000	138,128
Viacom, Inc., 4.375%, 9/15/2014	350,000	375,539
Wyndham Worldwide Corp., 6.0%, 12/1/2016	320,000	324,404

		6,558,846
Consumer Staples 1.9%
Anheuser-Busch InBev Worldwide, Inc., 144A, 5.375%, 11/15/2014	770,000	854,350
Campbell Soup Co., 3.375%, 8/15/2014	740,000	788,681
H.J. Heinz Co., 5.35%, 7/15/2013	700,000	773,002
PepsiAmericas, Inc., 4.375%, 2/15/2014	210,000	229,022
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	475,000	486,779

		3,131,834
Energy 3.4%
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	620,000	672,363
Cenovus Energy, Inc., 4.5%, 9/15/2014	300,000	323,347
Devon Energy Corp., 5.625%, 1/15/2014	400,000	447,593
Enterprise Products Operating LLC:
4.6%, 8/1/2012	480,000	503,472
Series M, 5.65%, 4/1/2013	100,000	109,106
Series B, 7.5%, 2/1/2011	80,000	82,207
Hess Corp., 7.0%, 2/15/2014	230,000	266,810
Husky Energy, Inc., 5.9%, 6/15/2014	340,000	381,820
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	300,000	332,454
6.75%, 3/15/2011	236,000	243,820
Marathon Oil Corp., 6.5%, 2/15/2014	340,000	385,584
Noble Holding International Ltd., 3.45%, 8/1/2015	300,000	308,644
Plains All American Pipeline LP:
3.95%, 9/15/2015	210,000	214,988
4.25%, 9/1/2012	400,000	417,374
TransCanada PipeLines Ltd., 3.4%, 6/1/2015	190,000	199,516
Valero Energy Corp., 4.5%, 2/1/2015	470,000	496,389
Williams Partners LP, 3.8%, 2/15/2015	200,000	206,755

		5,592,242
Financials 29.7%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	245,000	246,696
AEGON NV, 4.625%, 12/1/2015	620,000	644,036
African Development Bank, 1.625%, 2/11/2013 (a)	625,000	634,254
American Express Bank, FSB, 5.55%, 10/17/2012	650,000	701,511
American Express Credit Corp., Series D, 5.125%, 8/25/2014	540,000	588,041
American General Finance Corp., Series H, 4.625%, 9/1/2010	625,000	623,438
American Honda Finance Corp., 144A, 3.5%, 3/16/2015	225,000	231,363
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	520,000	633,018
ANZ National International Ltd., 144A, 2.375%, 12/21/2012	620,000	628,417
Asian Development Bank, 2.625%, 2/9/2015	600,000	624,361
Bank of Montreal, Series CB2, 144A, 2.85%, 6/9/2015	800,000	825,746
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	312,000	336,914
Bank of Nova Scotia:
2.25%, 1/22/2013	325,000	333,951
2.375%, 12/17/2013	585,000	602,239
Barclays Bank PLC, Series 1, 5.0%, 9/22/2016	250,000	268,071
BB&T Corp., 6.5%, 8/1/2011	800,000	838,362
BlackRock, Inc.:
2.25%, 12/10/2012	445,000	456,145
3.5%, 12/10/2014	345,000	361,386
BNP Paribas:
Series 2, 2.125%, 12/21/2012	500,000	504,115
3.25%, 3/11/2015	75,000	76,519
Canadian Imperial Bank of Commerce, 144A, 2.6%, 7/2/2015	410,000	415,734
Capital One Financial Corp., 7.375%, 5/23/2014	540,000	627,666
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	500,000	540,403
Citigroup, Inc., 6.375%, 8/12/2014	800,000	870,282
CME Group, Inc., 5.75%, 2/15/2014	445,000	499,497
Countrywide Financial Corp., 5.8%, 6/7/2012	465,000	493,540
Credit Agricole SA, 144A, 3.5%, 4/13/2015	470,000	476,143
Credit Suisse New York, 5.5%, 5/1/2014	820,000	902,713
Daimler Finance North America LLC, 6.5%, 11/15/2013	800,000	904,566
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	770,000	838,087
Diageo Finance BV, 3.25%, 1/15/2015	290,000	301,666
Duke Realty LP, (REIT), 7.375%, 2/15/2015	140,000	157,279
Eksportfinans ASA, 1.875%, 4/2/2013	530,000	538,989
Encana Holdings Finance Corp., 5.8%, 5/1/2014	520,000	588,126
Erac USA Finance Co., 144A, 2.75%, 7/1/2013	310,000	314,151
Export-Import Bank of Korea, 4.125%, 9/9/2015	357,000	371,436
General Electric Capital Corp.:
3.5%, 8/13/2012	475,000	492,236
Series A, 3.75%, 11/14/2014	545,000	563,931
Hartford Financial Services Group, Inc., 4.0%, 3/30/2015	440,000	439,985
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	520,000	576,498
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	400,000	407,000
HSBC Finance Corp., 5.25%, 1/15/2014	800,000	853,998
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	500,000	539,558
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	320,000	320,027
JPMorgan Chase & Co., 4.65%, 6/1/2014	800,000	864,786
KeyCorp, Series H, 6.5%, 5/14/2013	685,000	752,658
Lincoln National Corp.:
4.3%, 6/15/2015	335,000	347,239
6.2%, 12/15/2011	648,000	684,983
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	690,000	699,094
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011	575,000	600,510
Morgan Stanley:
Series F, 5.625%, 1/9/2012	750,000	784,510
6.0%, 5/13/2014	320,000	348,338
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	280,000	281,238
National Australia Bank Ltd., 144A, 2.5%, 1/8/2013	500,000	510,611
National Rural Utilities Cooperative Finance Corp., 2.625%, 9/16/2012	1,000,000	1,031,728
New York Life Global Funding:
144A, 1.85%, 12/13/2013	200,000	201,279
144A, 2.25%, 12/14/2012	300,000	306,461
144A, 3.0%, 5/4/2015	305,000	313,875
Nomura Holdings, Inc., 5.0%, 3/4/2015	155,000	165,120
Northern Trust Corp., 4.625%, 5/1/2014	230,000	253,583
Novartis Capital Corp., 4.125%, 2/10/2014	525,000	572,091
PC Financial Partnership, 5.0%, 11/15/2014	800,000	875,675
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	445,000	488,048
Principal Financial Group, Inc., 7.875%, 5/15/2014	770,000	904,737
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	230,000	238,470
6.2%, 1/15/2015	230,000	255,087
Rabobank Nederland - Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
144A, 3.2%, 3/11/2015	400,000	411,446
144A, 4.2%, 5/13/2014	770,000	818,424
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	300,000	333,426
8.95%, 5/1/2014	570,000	701,496
Royal Bank of Scotland PLC:
144A, 4.875%, 8/25/2014	870,000	898,334
4.875%, 3/16/2015	400,000	413,462
Santander US Debt SA Unipersonal:
144A, 2.485%, 1/18/2013	770,000	756,645
144A, 3.724%, 1/20/2015	400,000	402,072
Shell International Finance BV, 3.1%, 6/28/2015	200,000	207,306
Simon Property Group LP, (REIT):
4.2%, 2/1/2015	55,000	58,468
5.3%, 5/30/2013	310,000	337,301
Standard Chartered PLC, 144A, 3.85%, 4/27/2015	135,000	139,136
Svenska Handelsbanken AB, 144A, 2.875%, 9/14/2012	800,000	819,336
Telecom Italia Capital SA:
5.25%, 11/15/2013	400,000	421,812
6.175%, 6/18/2014	510,000	554,221
Textron Financial Corp., 5.4%, 4/28/2013	320,000	334,551
The Goldman Sachs Group, Inc.:
3.7%, 8/1/2015	185,000	186,319
5.125%, 1/15/2015	470,000	504,147
6.0%, 5/1/2014	230,000	253,771
Toronto-Dominion Bank, 144A, 2.2%, 7/29/2015	465,000	464,847
Tyco International Finance SA, 4.125%, 10/15/2014	160,000	171,502
UBS AG, 2.75%, 1/8/2013	545,000	550,438
Verizon Wireless Capital LLC:
3.75%, 5/20/2011	380,000	389,323
5.25%, 2/1/2012	750,000	796,454
Wachovia Bank NA, 7.8%, 8/18/2010	850,000	852,527
Wells Fargo & Co.:
3.625%, 4/15/2015	340,000	352,319
Series I, 3.75%, 10/1/2014	320,000	334,922
Westpac Banking Corp.:
2.25%, 11/19/2012	1,000,000	1,013,563
3.0%, 8/4/2015 (b)	625,000	627,108
Woori Bank, 144A, 4.5%, 10/7/2015	805,000	806,908

		49,583,799
Health Care 4.0%
CareFusion Corp., 4.125%, 8/1/2012	110,000	114,980
Eli Lilly & Co., 3.55%, 3/6/2012	530,000	552,239
Express Scripts, Inc.:
5.25%, 6/15/2012	380,000	405,920
6.25%, 6/15/2014	150,000	171,469
Genzyme Corp., 144A, 3.625%, 6/15/2015	310,000	325,873
Life Technologies Corp.:
3.375%, 3/1/2013	450,000	461,926
4.4%, 3/1/2015	150,000	157,274
McKesson Corp., 6.5%, 2/15/2014	185,000	210,071
Medtronic, Inc., 4.5%, 3/15/2014	445,000	491,951
Pfizer, Inc., 4.45%, 3/15/2012	800,000	845,689
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012	965,000	1,016,800
St. Jude Medical, Inc., 2.2%, 9/15/2013	620,000	631,696
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	390,000	424,036
WellPoint, Inc., 5.0%, 1/15/2011	200,000	203,465
Wyeth, 5.5%, 2/1/2014	620,000	701,526

		6,714,915
Industrials 2.1%
3M Co., 4.65%, 12/15/2012	540,000	589,010
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	385,000	421,310
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	1,250,000	1,461,525
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	190,000	234,691
Textron, Inc., 6.2%, 3/15/2015	380,000	416,582
United Parcel Service, Inc., 4.5%, 1/15/2013	290,000	313,842

		3,436,960
Information Technology 1.1%
Agilent Technologies, Inc.:
2.5%, 7/15/2013	160,000	162,268
5.5%, 9/14/2015	200,000	221,038
Cisco Systems, Inc., 5.25%, 2/22/2011	850,000	871,247
Oracle Corp., 3.75%, 7/8/2014	500,000	539,023

		1,793,576
Materials 1.8%
Airgas, Inc., 2.85%, 10/1/2013	370,000	375,452
Bemis Co., Inc., 5.65%, 8/1/2014	160,000	177,108
Dow Chemical Co.:
4.85%, 8/15/2012	250,000	264,751
5.9%, 2/15/2015	630,000	698,399
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015	620,000	672,700
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/2014	480,000	535,272
Teck Resources Ltd., 9.75%, 5/15/2014	280,000	340,363

		3,064,045
Telecommunication Services 2.9%
America Movil SAB de CV, 144A, 3.625%, 3/30/2015	300,000	312,898
American Tower Corp., 4.625%, 4/1/2015	350,000	370,635
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017	190,000	207,575
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015 (b)	360,000	361,944
France Telecom SA, 4.375%, 7/8/2014	900,000	987,600
Qwest Corp., 7.5%, 10/1/2014	840,000	917,700
Telefonica Emisiones SAU:
2.582%, 4/26/2013	620,000	625,816
6.421%, 6/20/2016	1,000,000	1,137,021

		4,921,189
Utilities 3.3%
Ameren Corp., 8.875%, 5/15/2014	202,000	234,313
Appalachian Power Co., Series S, 3.4%, 5/24/2015	310,000	322,024
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	780,000	878,749
Consumers Energy Co., Series J, 6.0%, 2/15/2014	730,000	819,842
DTE Energy Co., 7.625%, 5/15/2014	290,000	339,881
Duke Energy Corp., 6.3%, 2/1/2014	540,000	614,077
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	410,000	436,621
Florida Power Corp., 4.8%, 3/1/2013	900,000	971,766
MidAmerican Energy Holdings Co., 3.15%, 7/15/2012	350,000	361,354
Niagara Mohawk Power Corp., 144A, 3.553%, 10/1/2014	190,000	197,645
Oncor Electric Delivery Co., 6.375%, 5/1/2012	380,000	410,662

		5,586,934

Total Corporate Bonds (Cost $85,326,881)		90,384,340
Mortgage-Backed Securities Pass-Throughs 2.1%
Federal Home Loan Mortgage Corp., 7.0%, 3/1/2013	8,821	9,134
Federal National Mortgage Association:
4.5%, 4/1/2023	663,531	705,572
5.199% *, 9/1/2038	858,107	916,297
7.0%, 4/1/2038	227,518	251,852
Government National Mortgage Association:
6.5%, with various maturities from 8/20/2034 until 2/20/2039	1,390,319	1,528,482
7.0%, with various maturities from 6/20/2038 until 10/20/2038	89,837	98,708

Total Mortgage-Backed Securities Pass-Throughs (Cost $3,343,339)		3,510,045
Asset-Backed 5.3%
Automobile Receivables 2.2%
AmeriCredit Automobile Receivables Trust:
"A2", Series 2006-RM, 5.42%, 8/8/2011	88,633	89,028
"A3A", Series 2007-DF, 5.49%, 7/6/2012	10,186	10,194
AmeriCredit Prime Automobile Receivables Trust, "A4A", Series 2007-2M, 5.35%, 3/8/2016	700,000	731,689
Carmax Auto Owner Trust, "A3", Series 2010-1, 1.56%, 7/15/2014	237,000	239,440
Chrysler Financial Auto Securitization Trust, "B", Series 2009-B, 2.94%, 6/8/2013	160,000	160,440
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	535,834	552,923
Ford Credit Auto Owner Trust, "A2", Series 2009-B, 2.1%, 11/15/2011	67,053	67,165
Hyundai Auto Receivables Trust, "A3A", Series 2007-A, 5.04%, 1/17/2012	207,158	208,533
Triad Auto Receivables Owner Trust, "A4B", Series 2007-B, 1.543% *, 7/14/2014	600,000	597,148
USAA Auto Owner Trust, "A2", Series 2009-2, 0.74%, 3/15/2012	393,508	393,675
Wachovia Auto Loan Owner Trust, "D", Series 2006-1, 144A, 5.42%, 4/21/2014	500,000	506,847
World Omni Auto Receivables Trust, "A3A", Series 2007-B, 5.28%, 1/17/2012	157,908	158,705

		3,715,787
Credit Card Receivables 1.4%
Capital One Multi-Asset Execution Trust:
"A8", Series 2007-A8, 0.837% *, 10/15/2015	500,000	498,811
"A2", Series 2009-A2, 3.2%, 4/15/2014	770,000	786,645
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.441% *, 5/16/2016	620,000	626,178
Discover Card Master Trust, "A2", Series 2007-A2, 0.877% *, 6/15/2015	500,000	499,926

		2,411,560
Home Equity Loans 1.0%
Carrington Mortgage Loan Trust, "A1", Series 2006-NC4, 0.379% *, 10/25/2036	106,656	104,397
Credit-Based Asset Servicing and Securitization LLC, "A2A", Series 2007-CB2, 4.995% *, 2/25/2037	229,561	221,237
Household Home Equity Loan Trust, "A2F", Series 2006-4, 5.32%, 3/20/2036	353,532	352,276
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	302,448	290,381
"AF1", Series 2006-4, 5.545%, 1/25/2037	76,218	74,931
"AF2", Series 2006-3, 5.58%, 11/25/2036	369,390	287,986
"AF1", Series 2007-2, 5.893%, 6/25/2037	372,226	280,739
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	33,795	26,832

		1,638,779
Miscellaneous 0.7%
Babson CLO Ltd., "A", Series 2005-3A, 144A, 0.624% *, 11/10/2019	580,275	550,624
Duane Street CLO, "A", Series 2005-1A, 144A, 0.624% *, 11/8/2017	630,744	581,862

		1,132,486

Total Asset-Backed (Cost $8,971,179)		8,898,612
Commercial Mortgage-Backed Securities 7.6%
Bear Stearns Commercial Mortgage Securities, Inc.:
"A1", Series 2002-PBW1, 3.97%, 11/11/2035	69,510	70,507
"A1", Series 2002-TOP8, 4.06%, 8/15/2038	277,324	281,529
"A2", Series 2001-TOP2, 6.48%, 2/15/2035	654,539	666,925
CS First Boston Mortgage Securities Corp.:
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	925,000	978,883
"A4", Series 2001-CP4, 6.18%, 12/15/2035	559,780	574,178
"F", Series 2001-CK1, 144A, 6.65%, 12/18/2035	1,300,000	1,310,437
GMAC Commercial Mortgage Securities, Inc., "A2", Series 2001-C1, 6.465%, 4/15/2034	542,560	551,490
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2005-GG5, 5.117%, 4/10/2037	939,715	952,487
"A2", Series 2007-GG9, 5.381%, 3/10/2039	1,431,400	1,482,008
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-CB8, 3.837%, 1/12/2039	73,031	73,430
"A2", Series 2004-PNC1, 4.555%, 6/12/2041	82,327	83,099
"A2", Series 2005-LDP1, 4.625%, 3/15/2046	117,306	119,763
"A2", Series 2002-C1, 4.914%, 7/12/2037	257,807	261,945
LB-UBS Commercial Mortgage Trust:
"A2", Series 2003-C7, 4.064%, 9/15/2027	501,334	501,535
"A3", Series 2002-C4, 4.071%, 9/15/2026	215,262	220,467
"A3", Series 2001-C7, 5.642%, 12/15/2025	293,123	297,678
Morgan Stanley Capital I, "A2", Series 2007-HQ11, 5.359%, 2/12/2044	900,000	934,846
Morgan Stanley Dean Witter Capital I, "A4", Series 2001-TOP1, 6.66%, 2/15/2033	312,760	316,351
Prudential Securities Secured Financing Corp., "F", Series 1999-C2, 7.458% *, 6/16/2031	1,500,000	1,498,723
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	780,784	782,145
"A1", Series 2007-C30, 5.031%, 12/15/2043	806,294	815,088

Total Commercial Mortgage-Backed Securities (Cost $12,277,611)		12,773,514
Collateralized Mortgage Obligations 4.8%
Banc of America Mortgage Securities, "1A1O", Series 2005-4, 5.25%, 5/25/2035	98,277	98,566
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2005-7, 5.5%, 10/25/2035	340,929	319,980
"1A2", Series 2006-5, 6.0%, 10/25/2036	219,198	221,398
Countrywide Alternative Loan Trust:
"A6", Series 2004-29CB, 4.0%, 1/25/2035	282,619	278,799
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	39,663	38,226
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	191,368	184,167
"A4", Series 2002-11, 6.25%, 10/25/2032	15,697	15,479
Countrywide Home Loan Mortgage Pass-Through Trust:
"A15", Series 2002-34, 4.75%, 1/25/2033	63,104	63,399
"2A17", Series 2004-13, 5.75%, 8/25/2034	47,732	47,820
Countrywide Home Loans, "5A1", Series 2005-HY10, 5.419% *, 2/20/2036	591,437	399,599
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.866% *, 2/25/2048	268,371	269,206
Federal Home Loan Mortgage Corp.:
"ND", Series 2715, 4.5%, 3/15/2016	316,556	316,299
"HL", Series 3176, 5.0%, 2/15/2028	597,551	597,810
"QP", Series 3149, 5.0%, 10/15/2031	500,000	512,476
"DC", Series 2541, 5.05%, 3/15/2031	119,949	121,153
"AB", Series 3197, 5.5%, 8/15/2013	306,927	312,881
"PA", Series 3283, 5.5%, 7/15/2036	854,029	898,176
"LA", Series 1343, 8.0%, 8/15/2022	166,895	192,347
"PK", Series 1751, 8.0%, 9/15/2024	493,017	572,196
Federal National Mortgage Association, "BX", Series 2005-77, 4.5%, 7/25/2028	262,862	262,338
JPMorgan Alternative Loan Trust, "1A2", Series 2006-A5, 0.389% *, 10/25/2036	506,948	501,043
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.55% *, 12/25/2034	145,574	133,650
Residential Accredit Loans, Inc., "A6", Series 2002-QS19, 5.125%, 12/25/2032	303,615	295,917
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	471,268	474,806
Residential Asset Securitization Trust, "2A1", Series 2003-A15, 5.25%, 2/25/2034	9,953	9,847
Structured Asset Securities Corp., "2A16", Series 2005-6, 5.5%, 5/25/2035	199,668	185,869
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2005-9, 4.75%, 10/25/2035	216,452	214,551
"A7", Series 2004-L, 4.759% *, 7/25/2034	400,000	404,465

Total Collateralized Mortgage Obligations (Cost $8,056,786)		7,942,463
Government & Agency Obligations 22.7%
Other Government Related (c) 10.4%
Asian Development Bank, 2.75%, 5/21/2014	368,000	385,957
BRFkredit AS, 144A, 2.05%, 4/15/2013	890,000	909,415
Citibank NA, FDIC Guaranteed, 1.75%, 12/28/2012	1,500,000	1,531,947
Dexia Credit Local, 144A, 2.75%, 1/10/2014	500,000	507,517
European Investment Bank, 1.25%, 9/17/2013	1,700,000	1,699,735
Eksportfinans ASA, 3.0%, 11/17/2014	500,000	522,423
FIH Erhvervsbank AS:
144A, 2.0%, 6/12/2013	535,000	540,721
144A, 2.45%, 8/17/2012	500,000	512,493
General Electric Capital Corp., Series G, FDIC Guaranteed, 2.625%, 12/28/2012	1,500,000	1,563,424
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	680,000	676,830
HSBC USA, Inc., FDIC Guaranteed, 3.125%, 12/16/2011	100,000	103,467
International Bank for Reconstruction & Development:
5.05% *, 1/14/2025	500,000	500,000
5.25%, 4/9/2025	370,000	369,630
International Finance Facility for Immunisation Co., Series 1, REG S, 5.0%, 11/14/2011	800,000	841,130
JPMorgan Chase & Co., Series 2, FDIC Guaranteed, 2.125%, 6/22/2012	1,500,000	1,541,416
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012	100,000	104,710
Kreditanstalt fuer Wiederaufbau:
1.375%, 7/15/2013	495,000	499,152
2.625%, 3/3/2015	290,000	298,445
National Agricultural Cooperative Federation, 144A, 5.0%, 9/30/2014	202,000	212,760
Nationwide Building Society, 144A, 2.5%, 8/17/2012	470,000	480,780
NIBC Bank NV, 144A, 2.8%, 12/2/2014	505,000	515,336
Nordic Investment Bank, 2.625%, 10/6/2014	620,000	645,670
Petroleos Mexicanos, 144A, 4.875%, 3/15/2015	540,000	565,650
Suncorp-Metway Ltd., 144A, 0.914% *, 12/17/2010	300,000	300,187
US Central Credit Union, 1.9%, 10/19/2012	875,000	895,978
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	750,000	765,542

		17,490,315
Sovereign Bonds 4.1%
Export Development Canada, 2.375%, 3/19/2012	550,000	565,454
Kommunalbanken AS, 144A, 2.75%, 5/5/2015	520,000	535,751
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015 (a)	620,000	641,634
Province of British Columbia Canada, 2.85%, 6/15/2015	574,000	603,118
Province of Manitoba, Canada:
2.125%, 4/22/2013	270,000	277,068
2.625%, 7/15/2015	340,000	353,431
Province of Nova Scotia, Canada:
2.375%, 7/21/2015	515,000	521,470
7.25%, 7/27/2013	750,000	879,926
Province of Ontario, Canada:
0.61% *, 11/19/2012	300,000	300,249
4.1%, 6/16/2014	290,000	316,447
Republic of Italy, 2.125%, 10/5/2012	500,000	495,598
Republic of Poland, 3.875%, 7/16/2015	440,000	450,666
State of Qatar, 144A, 4.0%, 1/20/2015	880,000	911,900

		6,852,712
US Government Sponsored Agencies 3.2%
Federal Farm Credit Bank, 1.75%, 2/21/2013	310,000	315,879
Federal Home Loan Bank:
1.125%, 5/18/2012	770,000	777,002
1.75%, 8/22/2012	360,000	367,602
1.875%, 6/21/2013	430,000	441,239
7.5% *, 11/12/2024	500,000	499,250
Federal Home Loan Mortgage Corp., 1.125%, 7/27/2012	405,000	408,649
Federal National Mortgage Association:
1.125%, 7/30/2012	750,000	756,742
1.25%, 8/20/2013	1,000,000	1,006,722
1.75%, 5/7/2013	500,000	511,080
8.45% *, 2/27/2023	200,000	200,000

		5,284,165
US Treasury Obligations 5.0%
US Treasury Bill, 0.22% **, 9/16/2010 (d)	472,000	471,911
US Treasury Notes:
0.875%, 2/29/2012	2,000,000	2,013,280
1.125%, 6/15/2013	1,000,000	1,009,380
1.75%, 4/15/2013	2,000,000	2,053,760
1.875%, 6/30/2015	1,275,000	1,293,827
2.25%, 5/31/2014	92,000	95,867
2.5%, 3/31/2015	1,300,000	1,360,840

		8,298,865

Total Government & Agency Obligations (Cost $37,307,512)		37,926,057
Loan Participations and Assignments 0.6%
Sovereign Loans
Gazprom, 144A, 8.125%, 7/31/2014	440,000	495,000
VTB Bank, 144A, 6.609%, 10/31/2012	520,000	540,800

Total Loan Participations and Assignments (Cost $977,176)		1,035,800
Municipal Bonds and Notes 0.4%
California, State General Obligation, Series 3, 5.65%, Mandatory Put 4/1/2013 @ 100, 4/1/2039	240,000	253,342
Illinois, State General Obligation, 3.321%, 1/1/2013 (e)	390,000	392,441
La Vernia, TX, Higher Education Finance Corp. Revenue, Southwest Winners, Series B, 144A, 5.7%, 2/15/2011 (f)	75,000	74,910

Total Municipal Bonds and Notes (Cost $705,800)		720,693

	Shares	Value ($)
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.33% (g) (h) (Cost $1,133,544)	1,133,544	1,133,544
Cash Equivalents 3.0%
Central Cash Management Fund, 0.25% (g) (Cost $5,034,993)	5,034,993	5,034,993

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $163,134,821) †	101.3	169,360,061
Other Assets and Liabilities, Net	(1.3)	(2,124,814)

Net Assets	100.0	167,235,247

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $163,136,393.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $6,223,668.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,773,750 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $550,082.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $1,106,807 which is 0.7% of net assets.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At July 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Taxable issue.
(f)	Bond is insured by this company:

Insurance Coverage	As a % of Total Investment Portfolio
American Capital Assurance	0.04

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

2 Year US Treasury Note	USD	9/30/2010	131	28,705,375	(102,453)
5 Year US Treasury Note	USD	9/30/2010	204	24,444,938	(578,783)
90 Day Eurodollar	USD	9/13/2010	20	4,979,500	(48,341)
90 Day Eurodollar	USD	12/13/2010	20	4,977,750	(67,091)
90 Day Eurodollar	USD	3/14/2011	20	4,974,500	(82,841)
90 Day Eurodollar	USD	6/13/2011	20	4,968,750	(95,341)
90 Day Eurodollar	USD	9/19/2011	20	4,961,250	(103,766)

Total unrealized depreciation	(1,078,616)

Currency Abbreviations

USD	United States Dollar

At July 31, 2010, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 12/20/2014	450,000	1	1.0%	Hewlett-Packard Co., 5.4%, 3/1/2017, A	(13,761)	(15,023)	1,262
9/21/2009 12/20/2014	450,000	2	1.0%	Home Depot, Inc., 5.875%, 12/16/2036, BBB+	(7,574)	(7,313)	(261)
9/21/2009 3/20/2015	450,000	2	1.0%	Eli Lilly & Co., 6.57%, 1/1/2016, A+	(12,878)	(11,869)	(1,009)
3/22/2010 6/20/2015	2,500,000	2	1.0%	Markit CDX.NA.IG	4,169	13,838	(9,669)
3/22/2010 6/20/2015	2,500,000	3	1.0%	Markit CDX.NA.IG	4,446	8,925	(4,479)
3/22/2010 6/20/2015	3,000,000	1	1.0%	Markit CDX.NA.IG	3,419	35,199	(31,780)
3/22/2010 6/20/2015	2,500,000	2	1.0%	Markit CDX.NA.IG	4,100	16,425	(12,325)

Total net unrealized depreciation	(58,261)

At July 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (j)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

3/22/2010 6/20/2015	470,000	2	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BB	(6,018)	(2,666)	(3,352)
6/22/2009 9/20/2014	1,000,000	4	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	95,759	(15,948)	111,707

Total net unrealized appreciation	108,355

(i)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At July 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/15/2010 9/15/2014	10,800,000	2	Fixed — 3.15%	Floating — LIBOR	(676,622)	20,400	(697,022)
9/8/2009 9/8/2024	700,000	2	Floating — LIBOR	Fixed — 8.125%††	19,620	—	19,620
11/15/2009 11/15/2024	1,000,000	5	Floating — LIBOR	Fixed — 8.7%††	80,417	—	80,417

Total net unrealized depreciation	(596,985)

††	These interest rate swaps are shown at their current rate as of July 31, 2010.
LIBOR: London InterBank Offered Rate

At July 31, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

5/28/2010 6/1/2012	6,200,000	3	0.45%	Global Interest Rate Strategy Index	(104,670)	4,134	(108,804)

Counterparties:
1	The Goldman Sachs & Co.
2	Morgan Stanley
3	Citigroup, Inc.
4	JPMorgan Chase Securities, Inc.
5	Barclays Bank PLC

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(k)
Corporate Bonds	$—	$90,384,340	$—	$90,384,340
Mortgage-Backed Securities Pass-Throughs	—	3,510,045	—	3,510,045
Asset-Backed	—	8,316,750	581,862	8,898,612
Commercial Mortgage-Backed Securities	—	12,773,514	—	12,773,514
Collateralized Mortgage Obligations	—	7,942,463	—	7,942,463
Government & Agency Obligations	—	36,584,516	869,630	37,454,146
Loan Participations and Assignments	—	1,035,800	—	1,035,800
Municipal Bonds and Notes	—	720,693	—	720,693
Short-Term Investments(k)	6,168,537	471,911	—	6,640,448
Derivatives(l)	—	213,006	—	213,006
Total	$6,168,537	$161,953,038	$1,451,492	$169,573,067

Liabilities
Derivatives(l)	$(1,078,616)	$(868,701)	$—	$(1,947,317)
Total	$(1,078,616)	$(868,701)	$—	$(1,947,317)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and total return swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Asset-Backed		Government & Agency Obligations		Total
Balance as of October 31, 2009	$1,043,592		$497,500		$1,541,092
Realized gain (loss)	1,212		—		1,212
Change in unrealized appreciation (depreciation)	53,595		2,677		56,272
Amortization premium/discount	—		78		78
Net purchases (sales)	(7,346)		866,875		859,529
Transfers into Level 3	—		—		—
Transfers (out) of Level 3	(509,191	)(m)	(497,500	)(m)	(1,006,691)
Balance as of July 31, 2010	$581,862		$869,630		$1,451,492
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$53,595		$2,677		$56,272

Transfers between price levels are recognized at the beginning of the reporting period.
(m)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Credit Contracts	$—	$50,094
Interest Rate Contracts	$(1,078,616)	$(705,789)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    here have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010